VOYAGE REVENUE - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Schedule of adoption of the new revenue recognition guidance on statements

The following table illustrates the impact of the adoption of the new revenue recognition guidance on the Condensed Consolidated Balance Sheet:

	As of June 30, 2019
		Balance without
		Adoption of
		New Revenue
	As Reported	Standard	Effect of Change
Assets
Current assets:
Due from charterers	$63,187	$68,597	$5,410
Prepaid expenses and other current assets	10,586	8,402	(2,184)
Equity:
Accumulated deficit	$(68,790)	$(65,564)	$3,226

The following table illustrates the impact of the adoption of the new revenue recognition guidance on the Condensed Consolidated Statement of Operations:

	For the Three Months Ended June 30, 2019
		Balance without
		Adoption of
		New Revenue
	As Reported	Standard	Effect of Change
Revenue	$149,295	$148,633	$662
Voyage expenses	65,895	66,092	197
Net loss attributable to Diamond S Shipping Inc.	(8,503)	(9,362)	(859)
Net loss per share – basic	$(0.21)	$(0.23)	$(0.02)
Net loss per share – diluted	$(0.21)	$(0.23)	$(0.02)

	For the Six Months Ended June 30, 2019
		Balance without
		Adoption of
		New Revenue
	As Reported	Standard	Effect of Change
Revenue	$251,951	$252,886	$(935)
Voyage expenses	107,473	107,966	493
Net loss attributable to Diamond S Shipping Inc.	(9,529)	(9,087)	442
Net loss per share – basic	$(0.28)	$(0.27)	$0.01
Net loss per share – diluted	$(0.28)	$(0.27)	$0.01

The adoption of the new revenue recognition guidance does not have an impact on the operating, investing or financing activities in the Condensed Consolidated Statements of Cash Flows.

The following table illustrates the cumulative effect of the adoption of the new revenue recognition guidance on the opening Condensed Consolidated Balance Sheet:

	Balance at	New Revenue	Balance at
	December 31,	Standard	January 1,
	2018	Adjustment	2019
Assets
Current assets:
Due from charterers	$42,637	$(4,475)	$38,162
Prepaid expenses and other current assets	3,731	1,691	5,422
Equity:
Accumulated deficit	$(56,477)	$(2,784)	$(59,261)